Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2021
Financial Risk Management
Schedule of concentration of risk by region and line of business based on gross premiums written

The table that follows shows the company’s concentration of insurance risk by region and line of business based on gross premiums written prior to giving effect to ceded reinsurance premiums. The company’s exposure to general insurance risk varies by geographic region and may change over time. Premiums ceded to reinsurers (including retrocessions) in 2021 by line of business was comprised of property of $1,717.4 (2020 - $1,470.7), casualty of $3,487.7 (2020 - $2,361.2) and specialty of $423.4 (2020 - $429.5).

	Canada		United States		Asia(1)		International(2)		Total(3)
For the years ended December 31	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020
Property	1,229.1	996.2	3,912.4	3,364.7	849.2	735.4	2,141.9	1,756.2	8,132.6	6,852.5
Casualty	1,159.0	899.1	10,364.0	7,812.8	549.8	446.6	1,659.5	1,279.4	13,732.3	10,437.9
Specialty	223.3	188.9	755.6	735.7	277.4	248.4	674.8	662.5	1,931.1	1,835.5
Total	2,611.4	2,084.2	15,032.0	11,913.2	1,676.4	1,430.4	4,476.2	3,698.1	23,796.0	19,125.9

Insurance	2,475.1	1,969.4	11,448.6	9,020.4	739.7	682.2	3,341.0	2,637.4	18,004.4	14,309.4
Reinsurance	136.3	114.8	3,583.4	2,892.8	936.7	748.2	1,135.2	1,060.7	5,791.6	4,816.5
	2,611.4	2,084.2	15,032.0	11,913.2	1,676.4	1,430.4	4,476.2	3,698.1	23,796.0	19,125.9
(1)	The Asia geographic segment is primarily comprised of countries located throughout Asia, including China, Japan, India, Sri Lanka, Malaysia, Singapore, Indonesia and Thailand, and the Middle East.
(2)	The International geographic segment is primarily comprised of countries located in South America, Europe and Africa.
(3)	Excludes Eurolife’s life insurance operations gross premiums written of $114.2 (2020 - nil) since Eurolife’s consolidation on July 14, 2021.

Schedule of gross credit risk exposure

The company’s gross credit risk exposure (without consideration of amounts held by the company as collateral) was comprised as follows:

	December 31,	December 31,
	2021	2020
Cash and short term investments	22,795.5	13,920.6
Investments in debt instruments:
U.S. sovereign government(1)	3,957.9	3,058.4
Other sovereign government rated AA/Aa or higher(1)(2)	1,074.7	311.2
All other sovereign government(3)	2,194.9	649.3
Canadian provincials	45.0	49.9
U.S. states and municipalities	387.2	378.2
Corporate and other(4)(5)	6,873.9	11,848.3
Receivable from counterparties to derivative contracts	158.9	222.4
Insurance contract receivables	6,883.2	5,816.1
Recoverable from reinsurers	12,090.5	10,533.2
Other assets(6)	1,881.3	1,729.7
Total gross credit risk exposure	58,343.0	48,517.3
(1)	Represented together 9.5% of the company’s total investment portfolio at December 31, 2021 (December 31, 2020 - 7.8%) and considered by the company to have nominal credit risk.
(2)

Comprised primarily of bonds issued by the governments of Canada, Singapore, Australia and Hong Kong with fair values at December 31, 2021 of $614.6, $95.1, $92.7 and $43.5 respectively (December 31, 2020 - $16.5, $95.7, $42.0 and $58.7).

(3)

Comprised primarily of bonds issued by the governments of Greece, Brazil, Spain and India with fair values at December 31, 2021 of $844.7, $415.4, $297.5 and $192.5 respectively (December 31, 2020 - $1.2, $40.0, $233.9, and $22.5).

(4)	Represents 13.0% of the company’s total investment portfolio at December 31, 2021 compared to 27.4% at December 31, 2020, with the decrease principally related to net sales of short to mid-dated high quality corporate bonds of $4,867.1, the exchange of Seaspan debentures for Atlas preferred shares and the redemption of the remaining Seaspan debentures as described in note 6, partially offset by net purchases of unrated first mortgage loans of $826.9 and an investment in Mosaic Capital 25-year debentures as described in note 23.
(5)	Includes the company’s investments in first mortgage loans at December 31, 2021 of $1,659.4 (December 31, 2020 - $775.4) secured by real estate predominantly in the U.S., Europe and Canada.
(6)	Excludes assets associated with unit-linked insurance products of $637.1 at December 31, 2021 (December 31, 2020 – nil) for which credit risk is not borne by the company, and income taxes refundable of $58.3 at December 31, 2021 (December 31, 2020 - $88.7) that are considered to have nominal credit risk.

Schedule of investments in debt instruments classified according to the higher of each security's respective S&P and Moody's issuer credit rating

The composition of the company’s investments in debt instruments classified according to the higher of each security’s respective S&P and Moody’s issuer credit rating is presented in the table that follows:

	December 31, 2021			December 31, 2020
	Amortized	Fair		Amortized	Fair
Issuer Credit Rating	cost	value	%	cost	value	%
AAA/Aaa	5,248.2	5,237.3	36.1	3,574.3	3,604.8	22.1
AA/Aa	435.0	437.7	3.0	779.1	805.1	4.9
A/A	1,838.4	1,865.5	12.8	3,856.5	4,086.6	25.1
BBB/Baa	1,749.9	1,914.6	13.2	4,157.4	4,590.8	28.2
BB/Ba	1,840.9	1,808.3	12.4	489.6	518.8	3.2
B/B	115.0	114.8	0.8	41.7	42.9	0.3
Lower than B/B	58.4	62.9	0.4	62.4	63.8	0.4
Unrated(1)(2)	2,935.3	3,092.5	21.3	2,458.9	2,582.5	15.8
Total	14,221.1	14,533.6	100.0	15,419.9	16,295.3	100.0
(1)	Comprised primarily of the fair value of the company’s investments in Blackberry Limited of $535.1 (December 31, 2020 - $438.6), Mosaic Capital of $129.3 (December 31, 2020 -nil), Chorus Aviation Inc. of $90.6 (December 31, 2020 - $153.0) and Atlas of nil (December 31, 2020 - $575.9).
(2)	Includes the company’s investments in first mortgage loans at December 31, 2021 of $1,659.4 (December 31, 2020 - $775.4) secured by real estate predominantly in the U.S., Europe and Canada, primarily with loan-to-value ratios of approximately 60%, reducing the company’s credit risk exposure related to these investments.

Schedule of credit risk related to derivative contract counterparties	The following table sets out the company’s net derivative counterparty risk assuming all derivative counterparties are simultaneously in default:

	December 31,	December 31,
	2021	2020
Total derivative assets(1)	158.9	222.4
Obligations that may be offset under net settlement arrangements	(9.6)	(32.0)
Fair value of collateral deposited for the benefit of the company(2)	(116.5)	(124.3)
Excess collateral pledged by the company in favour of counterparties	4.8	11.7
Initial margin not held in segregated third party custodian accounts	—	5.6
Net derivative counterparty exposure after net settlement and collateral arrangements	37.6	83.4
(1)	Excludes equity warrants, equity call options and other derivatives which are not subject to counterparty risk.
(2)	Excludes excess collateral pledged by counterparties of $22.5 at December 31, 2021 (December 31, 2020 - $5.0).

Schedule of gross recoverable from reinsurers classified according to the financial strength ratings of the reinsurers

The following table presents the gross recoverable from reinsurers classified according to the financial strength ratings of the reinsurers. Pools and associations are generally government or similar insurance funds with limited credit risk.

	December 31, 2021			December 31, 2020
		Outstanding			Outstanding
	Gross	balances for	Net unsecured	Gross	balances for	Net unsecured
	recoverable	which security	recoverable	recoverable	which security	recoverable
A.M. Best Rating (or S&P equivalent)	from reinsurers	is held	from reinsurers	from reinsurers	is held	from reinsurers
A++	568.2	27.2	541.0	473.9	27.5	446.4
A+	5,905.9	494.4	5,411.5	5,244.2	361.5	4,882.7
A	3,899.8	227.3	3,672.5	3,072.9	97.6	2,975.3
A-	371.9	43.9	328.0	359.1	29.9	329.2
B++	50.8	4.6	46.2	55.9	5.2	50.7
B+	0.5	0.3	0.2	2.6	—	2.6
B or lower	20.2	0.1	20.1	16.0	0.4	15.6
Not rated	1,004.0	576.7	427.3	1,101.8	726.9	374.9
Pools and associations	447.9	7.1	440.8	362.4	7.0	355.4
	12,269.2	1,381.6	10,887.6	10,688.8	1,256.0	9,432.8
Provision for uncollectible reinsurance	(178.7)		(178.7)	(155.6)		(155.6)
Recoverable from reinsurers	12,090.5		10,708.9	10,533.2		9,277.2

Disclosure of maturity profile of the financial liabilities

The following tables set out the maturity profile of the company’s financial and insurance liabilities based on the expected undiscounted cash flows from the balance sheet date to the contractual maturity date or the settlement date:

	December 31, 2021
	3 months	3 months			More than
	or less	to 1 year	1 - 3 years	3 - 5 years	5 years	Total
Accounts payable and accrued liabilities(1)	1,586.6	821.6	1,131.3	399.1	519.7	4,458.3
Insurance contract payables(2)	1,026.7	1,970.0	346.4	16.1	611.6	3,970.8
Provision for losses and loss adjustment expenses	2,925.1	7,033.9	10,662.4	5,391.2	8,410.2	34,422.8
Provision for life policy benefits	72.0	162.7	585.0	575.7	1,280.4	2,675.8
Borrowings - holding company and insurance and reinsurance companies:
Principal	0.1	0.2	283.1	1,270.8	4,614.8	6,169.0
Interest	66.0	193.8	520.0	445.6	584.9	1,810.3
Borrowings - non-insurance companies:
Principal	512.2	72.2	270.8	41.3	736.8	1,633.3
Interest	38.3	35.9	99.8	78.9	114.9	367.8
	6,227.0	10,290.3	13,898.8	8,218.7	16,873.3	55,508.1

	December 31, 2020
	3 months	3 months			More than
	or less	to 1 year	1 - 3 years	3 - 5 years	5 years	Total
Accounts payable and accrued liabilities(1)	1,464.8	816.6	854.5	454.3	675.3	4,265.5
Insurance contract payables(2)	775.6	1,493.0	205.6	13.5	13.5	2,501.2
Provision for losses and loss adjustment expenses	2,880.5	6,111.7	9,577.5	4,753.5	7,486.1	30,809.3
Borrowings - holding company and insurance and reinsurance companies:
Principal	50.1	892.7	664.7	1,142.9	3,887.8	6,638.2
Interest	54.6	204.2	479.0	411.5	554.1	1,703.4
Borrowings - non-insurance companies:
Principal	547.6	761.6	269.5	344.0	288.1	2,210.8
Interest	27.2	43.3	76.5	40.7	103.4	291.1
	5,800.4	10,323.1	12,127.3	7,160.4	13,008.3	48,419.5
(1)	Excludes pension and post retirement liabilities (note 21), deferred gift card, hospitality and other revenue, accrued interest expense and other. The maturity profile of lease liabilities included in the table above is described in note 22.
(2)	Excludes ceded deferred premium acquisition costs.

Disclosure of maturity profile of the derivative obligations

The following table provides a maturity profile of the company’s derivative obligations based on the expected undiscounted cash flows from the balance sheet date to the contractual maturity date or the settlement date:

	December 31, 2021				December 31, 2020
	3 months	3 months	More than		3 months	3 months	More than
	or less	to 1 year	1 year	Total	or less	to 1 year	1 year	Total
Equity total return swaps - long positions	1.8	0.1	—	1.9	8.3	9.7	—	18.0
U.S. treasury bond forward contracts	—	0.8	—	0.8	—	—	—	—
Foreign currency forward and swap contracts	26.4	5.0	46.0	77.4	74.3	16.1	45.6	136.0
Other derivative contracts	46.5	25.9	0.4	72.8	25.8	9.5	0.1	35.4
	74.7	31.8	46.4	152.9	108.4	35.3	45.7	189.4

Schedule of potential impact of changes in interest rates on fixed income portfolio

The table below displays the potential impact of changes in interest rates on the company’s fixed income portfolio based on parallel 200 basis points shifts up and down, in 100 basis points increments, which the company believes to be reasonably possible in the current economic environment given the continued uncertainty caused by the COVID-19 pandemic. This analysis was performed on each individual security to determine the hypothetical effect on net earnings.

	December 31, 2021			December 31, 2020
	Fair value of	Hypothetical	Hypothetical	Fair value of	Hypothetical	Hypothetical
	fixed income	change in net	% change	fixed income	change in net	% change
	portfolio	earnings(1)	in fair value(1)	portfolio	earnings(1)	in fair value(1)
Change in interest rates
200 basis point increase	13,984.0	(418.4)	(3.8)	15,540.5	(624.5)	(4.6)
100 basis point increase	14,239.6	(224.3)	(2.0)	15,889.8	(335.2)	(2.5)
No change	14,533.6	—	—	16,295.3	—	—
100 basis point decrease	14,900.9	280.6	2.5	16,790.2	410.0	3.0
200 basis point decrease	15,327.9	607.5	5.5	17,348.4	871.6	6.5
(1)	Includes the impact of forward contracts to sell long dated U.S. treasury bonds with a notional amount at December 31, 2021 of $1,691.3 (December 31, 2020 - $330.8).

Schedule of impact of equity and equity-related holdings on the financial position	The following table summarizes the net effect of the company’s equity and equity-related holdings (long exposures net of short exposures) on the company’s financial position as at December 31, 2021 and 2020 and results of operations for the years then ended. In that table the company considers its non-insurance investments in associates (note 6) with a fair value at December 31, 2021 of $7,192.1 (December 31, 2020 – $5,609.8) as a component of its equity and equity-related holdings when assessing its net equity exposures.

					Year ended	Year ended
					December 31,	December 31,
	December 31, 2021		December 31, 2020		2021	2020
	Exposure/		Exposure/		Pre-tax	Pre-tax
	Notional	Carrying	Notional	Carrying	earnings	earnings
	amount	value	amount	value	(loss)	(loss)
Long equity exposures:
Common stocks	5,845.5	5,845.5	4,939.7	4,939.7	1,333.4	24.7
Preferred stocks – convertible(1)	54.5	54.5	27.9	27.9	2.8	4.4
Bonds – convertible	583.4	583.4	461.3	461.3	101.3	143.4
Investments in associates(1)(2)(3)	7,192.1	5,496.6	5,609.8	5,134.9	52.7	8.6
Deconsolidation of non-insurance subsidiaries(4)	—	—	—	—	190.3	(78.5)
Derivatives and other invested assets:
Equity total return swaps – long positions	1,082.8	94.2	1,788.3	126.3	407.5	325.6
Equity warrants and options(5)	257.3	257.3	132.8	132.8	114.2	(56.3)
RiverStone Barbados AVLNs (note 23)	1,250.1	103.8	—	—	109.9	—
Total equity and equity related holdings	16,265.7	12,435.3	12,959.8	10,822.9	2,312.1	371.9

Short equity exposures:
Derivatives and other invested assets:
Equity total return swaps – short positions	—	—	—	—	—	(528.6)
	—	—	—	—	—	(528.6)
Net equity exposures and financial effects	16,265.7		12,959.8		2,312.1	(156.7)
(1)	Excludes the company’s insurance and reinsurance investments in associates and joint ventures and certain other equity and equity-related holdings which are considered long term strategic holdings. See note 6.
(2)	During 2021 the company sold a portion of its investment in IIFL Finance for cash proceeds of $113.7 (8.6 billion Indian rupees) and recorded a net realized gain of $42.0 in the consolidated statement of earnings as described in note 6.
(3)	On February 28, 2020 the company sold its investment in APR Energy to Atlas in an all-stock transaction as described in note 6.
(4)	Principally comprised of the sale of Toys “R” Us Canada and Fairfax India’s sale of Privi during 2021 and the deconsolidation of Fairfax Africa during 2020 as described in note 23.
(5)	Includes Atlas warrants.

Schedule of potential impact on net earnings of changes in the fair value of equity and equity-related holdings

The table that follows illustrates the potential impact on net earnings of changes in the fair value of the company’s equity and equity-related holdings (long exposures net of short exposures) as a result of changes in global equity markets at December 31, 2021 and 2020. The analysis assumes variations of 10% and 20% (December 31, 2020 - 10% and 20%) which the company believes to be reasonably possible in the current economic environment based on analysis of the return on various equity indexes and management’s knowledge of global equity markets.

	December 31, 2021
Change in global equity markets	20% increase	10% increase	No change	10% decrease	20% decrease
Fair value of equity and equity-related holdings	10,861.1	9,966.1	9,073.6	8,184.4	7,297.3
Hypothetical $ change in net earnings	1,549.7	773.5	—	(770.6)	(1,538.8)
Hypothetical % change in fair value	19.7	9.8	—	(9.8)	(19.6)

	December 31, 2020
Change in global equity markets	20% increase	10% increase	No change	10% decrease	20% decrease
Fair value of equity and equity-related holdings	8,799.0	8,074.2	7,350.0	6,627.5	5,897.4
Hypothetical $ change in net earnings	1,227.5	613.3	—	(611.6)	(1,228.8)
Hypothetical % change in fair value	19.7	9.9	—	(9.8)	(19.8)

Schedule of pre-tax foreign exchange effects included in net gains (losses) on investments

The pre-tax foreign exchange effects included in net gains (losses) on investments in the company’s consolidated statements of earnings for the years ended December 31 were as follows:

	2021	2020
Net gains (losses) on investments:
Investing activities	(122.3)	105.4
Underwriting activities	41.2	(16.8)
Foreign currency contracts	(12.0)	(33.0)
Foreign currency net gains (losses)	(93.1)	55.6

Schedule of effect of currency appreciation

The table below shows the approximate effect of a 10% appreciation of the U.S. dollar against each of the Canadian dollar, euro, British pound sterling, Indian rupee and all other currencies, respectively, on pre-tax earnings (loss), net earnings (loss), pre-tax other comprehensive income (loss) and other comprehensive income (loss). Certain shortcomings are inherent in the method of analysis presented, including the assumption that the 10% appreciation of the U.S. dollar occurred at December 31, 2021 with all other variables held constant.

					British				All other
	Canadian dollar		Euro		pound sterling		Indian rupee		currencies		Total
	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020
Pre-tax earnings (loss)	5.9	(25.6)	31.4	(35.2)	41.6	58.3	(252.6)	(47.3)	50.1	45.0	(123.6)	(4.8)
Net earnings (loss)	1.7	(25.1)	26.9	(26.5)	35.5	48.8	(235.8)	(45.9)	33.3	36.0	(138.4)	(12.7)
Pre-tax other comprehensive income (loss)	(210.4)	(112.1)	(64.1)	(17.4)	(50.1)	(56.4)	(247.9)	(247.7)	(156.5)	(108.6)	(729.0)	(542.2)
Other comprehensive income (loss)	(209.3)	(115.5)	(40.0)	13.7	(49.1)	(55.6)	(230.5)	(229.2)	(148.4)	(109.1)	(677.3)	(495.7)

Schedule of capital management

The company manages its capital based on the following financial measurements and ratios:

			Excluding consolidated non-
	Consolidated		insurance companies
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Holding company cash and investments (net of derivative obligations)	1,446.2	1,229.4	1,446.2	1,229.4
Borrowings – holding company	5,338.6	5,580.6	5,338.6	5,580.6
Borrowings – insurance and reinsurance companies	790.7	1,033.4	790.7	1,033.4
Borrowings – non-insurance companies	1,623.7	2,200.0	—	—
Total debt	7,753.0	8,814.0	6,129.3	6,614.0
Net debt(1)	6,306.8	7,584.6	4,683.1	5,384.6
Common shareholders’ equity	15,049.6	12,521.1	15,049.6	12,521.1
Preferred stock	1,335.5	1,335.5	1,335.5	1,335.5
Non-controlling interests	4,930.2	3,670.7	2,931.4	1,831.8
Total equity	21,315.3	17,527.3	19,316.5	15,688.4
Net debt/total equity	29.6%	43.3%	24.2%	34.3%
Net debt/net total capital(2)	22.8%	30.2%	19.5%	25.6%
Total debt/total capital(3)	26.7%	33.5%	24.1%	29.7%
Interest coverage(4)	10.6x	1.6x	13.0x (6)	3.3x (6)
Interest and preferred share dividend distribution coverage(5)	9.4x	1.4x	11.1x (6)	2.7x (6)
(1)	Net debt is calculated by the company as total debt less holding company cash and investments (net of derivative obligations).
(2)	Net total capital is calculated by the company as the sum of total equity and net debt.
(3)	Total capital is calculated by the company as the sum of total equity and total debt.
(4)	Interest coverage is calculated by the company as earnings (loss) before income taxes and interest expense on borrowings, divided by interest expense on borrowings.
(5)	Interest and preferred share dividend distribution coverage is calculated by the company as earnings (loss) before income taxes and interest expense on borrowings divided by the sum of interest expense on borrowings and preferred share dividend distributions adjusted to a pre-tax equivalent at the company’s Canadian statutory income tax rate.
(6)	Excludes earnings (loss) before income taxes, and interest expense on borrowings, of consolidated non-insurance companies.